Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds IV
Entity Central Index Key	0000912036
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000271637 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	GWSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Growth Fund (Class Z/GWSZX)	$38	0.67%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.67%
Material Change Date	Dec. 08, 2025
Net Assets	$ 207,944,124
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 393,574
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$207,944,124
Total number of portfolio holdings	81
Net advisory fees paid	$393,574
Portfolio turnover rate as of the end of the reporting period	111%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Advanced Energy Industries, Inc.	3.8%
Powell Industries, Inc.	3.1%
Fabrinet (Thailand)	3.0%
SPX Technologies, Inc.	2.9%
RBC Bearings, Inc.	2.6%
Grand Canyon Education, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.3%
Viavi Solutions, Inc.	2.1%
Credo Technology Group Holding, Ltd.	2.0%
Top Ten as a Group	26.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Advanced Energy Industries, Inc.	3.8%
Powell Industries, Inc.	3.1%
Fabrinet (Thailand)	3.0%
SPX Technologies, Inc.	2.9%
RBC Bearings, Inc.	2.6%
Grand Canyon Education, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.3%
Viavi Solutions, Inc.	2.1%
Credo Technology Group Holding, Ltd.	2.0%
Top Ten as a Group	26.6%

Material Fund Change [Text Block]
Recent Fund Changes
Effective December 8, 2025, GW&K Investment Management, LLC (“GW&K”) became the subadviser to the Fund, replacing Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), pursuant to a subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.
In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.
In addition, the following fee changes for the Fund took effect on December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap, which is in effect through at least March 1, 2027, from 0.68% to 0.67%.

Material Fund Change Name [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices.
Material Fund Change Expenses [Text Block]
In addition, the following fee changes for the Fund took effect on December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap, which is in effect through at least March 1, 2027, from 0.68% to 0.67%.

Material Fund Change Strategies [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices.
Material Fund Change Risks Change [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices.
Material Fund Change Adviser [Text Block]
Effective December 8, 2025, GW&K Investment Management, LLC (“GW&K”) became the subadviser to the Fund, replacing Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), pursuant to a subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.

C000003010 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Growth Fund
Class Name	Class I
Trading Symbol	MCGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Growth Fund (Class I/MCGIX)	$38	0.73%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Material Change Date	Dec. 08, 2025
Net Assets	$ 207,944,124
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 393,574
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$207,944,124
Total number of portfolio holdings	81
Net advisory fees paid	$393,574
Portfolio turnover rate as of the end of the reporting period	111%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Advanced Energy Industries, Inc.	3.8%
Powell Industries, Inc.	3.1%
Fabrinet (Thailand)	3.0%
SPX Technologies, Inc.	2.9%
RBC Bearings, Inc.	2.6%
Grand Canyon Education, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.3%
Viavi Solutions, Inc.	2.1%
Credo Technology Group Holding, Ltd.	2.0%
Top Ten as a Group	26.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Advanced Energy Industries, Inc.	3.8%
Powell Industries, Inc.	3.1%
Fabrinet (Thailand)	3.0%
SPX Technologies, Inc.	2.9%
RBC Bearings, Inc.	2.6%
Grand Canyon Education, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.3%
Viavi Solutions, Inc.	2.1%
Credo Technology Group Holding, Ltd.	2.0%
Top Ten as a Group	26.6%

Material Fund Change [Text Block]
Recent Fund Changes
Effective December 8, 2025, GW&K Investment Management, LLC (“GW&K”) became the subadviser to the Fund, replacing Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), pursuant to a subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.
In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.
In addition, the following fee changes for the Fund took effect on December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap, which is in effect through at least March 1, 2027, from 0.68% to 0.67%.

Material Fund Change Name [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices.
Material Fund Change Expenses [Text Block]
In addition, the following fee changes for the Fund took effect on December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap, which is in effect through at least March 1, 2027, from 0.68% to 0.67%.

Material Fund Change Strategies [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices.
Material Fund Change Risks Change [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices.
Material Fund Change Adviser [Text Block]
Effective December 8, 2025, GW&K Investment Management, LLC (“GW&K”) became the subadviser to the Fund, replacing Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), pursuant to a subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.

C000003009 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Growth Fund
Class Name	Class N
Trading Symbol	MCGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Growth Fund (Class N/MCGFX)	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Material Change Date	Dec. 08, 2025
Net Assets	$ 207,944,124
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 393,574
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$207,944,124
Total number of portfolio holdings	81
Net advisory fees paid	$393,574
Portfolio turnover rate as of the end of the reporting period	111%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Advanced Energy Industries, Inc.	3.8%
Powell Industries, Inc.	3.1%
Fabrinet (Thailand)	3.0%
SPX Technologies, Inc.	2.9%
RBC Bearings, Inc.	2.6%
Grand Canyon Education, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.3%
Viavi Solutions, Inc.	2.1%
Credo Technology Group Holding, Ltd.	2.0%
Top Ten as a Group	26.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Advanced Energy Industries, Inc.	3.8%
Powell Industries, Inc.	3.1%
Fabrinet (Thailand)	3.0%
SPX Technologies, Inc.	2.9%
RBC Bearings, Inc.	2.6%
Grand Canyon Education, Inc.	2.4%
Sterling Infrastructure, Inc.	2.4%
MACOM Technology Solutions Holdings, Inc.	2.3%
Viavi Solutions, Inc.	2.1%
Credo Technology Group Holding, Ltd.	2.0%
Top Ten as a Group	26.6%

Material Fund Change [Text Block]
Recent Fund Changes
Effective December 8, 2025, GW&K Investment Management, LLC (“GW&K”) became the subadviser to the Fund, replacing Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), pursuant to a subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.
In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices. Effective December 8, 2025, the Fund also established a new share class, Class Z.
In addition, the following fee changes for the Fund took effect on December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap, which is in effect through at least March 1, 2027, from 0.68% to 0.67%.

Material Fund Change Name [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices.
Material Fund Change Expenses [Text Block]
In addition, the following fee changes for the Fund took effect on December 8, 2025: a reduction in management fee rate from 0.48% to 0.47%; an increase to the maximum annual shareholder servicing fee rate authorized to be paid by Class I shares of the Fund from 0.05% to 0.06%; and the reduction of the Fund's Expense Cap, which is in effect through at least March 1, 2027, from 0.68% to 0.67%.

Material Fund Change Strategies [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices.
Material Fund Change Risks Change [Text Block]	In connection with the hiring of GW&K, effective December 8, 2025, the Fund changed its name to AMG GW&K Small Cap Growth Fund, made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the Investment Company Act of 1940, as amended, from “non-diversified” to “diversified,” and replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund's benchmark indices.
Material Fund Change Adviser [Text Block]
Effective December 8, 2025, GW&K Investment Management, LLC (“GW&K”) became the subadviser to the Fund, replacing Montrusco Bolton Investments, Inc. (“Montrusco Bolton”), pursuant to a subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and GW&K.

C000003029 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class N
Trading Symbol	CHTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class N/CHTTX)	$57	1.11%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
Net Assets	$ 389,345,953
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,003,763
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$389,345,953
Total number of portfolio holdings	51
Net advisory fees paid	$1,003,763
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.0%
Simpson Manufacturing Co., Inc.	3.2%
Labcorp Holdings, Inc.	3.2%
Amrize, Ltd.	2.9%
Keurig Dr Pepper, Inc.	2.7%
Cal-Maine Foods, Inc.	2.6%
Commerce Bancshares, Inc.	2.5%
Landstar System, Inc.	2.4%
Fairfax Financial Holdings, Ltd. (Canada)	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Top Ten as a Group	28.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.0%
Simpson Manufacturing Co., Inc.	3.2%
Labcorp Holdings, Inc.	3.2%
Amrize, Ltd.	2.9%
Keurig Dr Pepper, Inc.	2.7%
Cal-Maine Foods, Inc.	2.6%
Commerce Bancshares, Inc.	2.5%
Landstar System, Inc.	2.4%
Fairfax Financial Holdings, Ltd. (Canada)	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Top Ten as a Group	28.3%

C000003030 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class I
Trading Symbol	ABMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class I/ABMIX)	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Net Assets	$ 389,345,953
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,003,763
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$389,345,953
Total number of portfolio holdings	51
Net advisory fees paid	$1,003,763
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.0%
Simpson Manufacturing Co., Inc.	3.2%
Labcorp Holdings, Inc.	3.2%
Amrize, Ltd.	2.9%
Keurig Dr Pepper, Inc.	2.7%
Cal-Maine Foods, Inc.	2.6%
Commerce Bancshares, Inc.	2.5%
Landstar System, Inc.	2.4%
Fairfax Financial Holdings, Ltd. (Canada)	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Top Ten as a Group	28.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.0%
Simpson Manufacturing Co., Inc.	3.2%
Labcorp Holdings, Inc.	3.2%
Amrize, Ltd.	2.9%
Keurig Dr Pepper, Inc.	2.7%
Cal-Maine Foods, Inc.	2.6%
Commerce Bancshares, Inc.	2.5%
Landstar System, Inc.	2.4%
Fairfax Financial Holdings, Ltd. (Canada)	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Top Ten as a Group	28.3%

C000194566 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class Z
Trading Symbol	ABIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class Z/ABIZX)	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 389,345,953
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,003,763
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$389,345,953
Total number of portfolio holdings	51
Net advisory fees paid	$1,003,763
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.0%
Simpson Manufacturing Co., Inc.	3.2%
Labcorp Holdings, Inc.	3.2%
Amrize, Ltd.	2.9%
Keurig Dr Pepper, Inc.	2.7%
Cal-Maine Foods, Inc.	2.6%
Commerce Bancshares, Inc.	2.5%
Landstar System, Inc.	2.4%
Fairfax Financial Holdings, Ltd. (Canada)	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Top Ten as a Group	28.3%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.0%
Simpson Manufacturing Co., Inc.	3.2%
Labcorp Holdings, Inc.	3.2%
Amrize, Ltd.	2.9%
Keurig Dr Pepper, Inc.	2.7%
Cal-Maine Foods, Inc.	2.6%
Commerce Bancshares, Inc.	2.5%
Landstar System, Inc.	2.4%
Fairfax Financial Holdings, Ltd. (Canada)	2.4%
First Citizens BancShares, Inc., Class A	2.4%
Top Ten as a Group	28.3%

C000194567 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class Z
Trading Symbol	ARZDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class Z/ARZDX)	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 68,732,802
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 106,142
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$68,732,802
Total number of portfolio holdings	66
Net advisory fees paid	$106,142
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Royalty Pharma PLC, Class A	3.6%
The Williams Cos., Inc.	3.5%
The PNC Financial Services Group, Inc.	3.5%
Texas Instruments, Inc.	3.0%
Chubb, Ltd. (Switzerland)	2.9%
Kinder Morgan, Inc.	2.4%
The Progressive Corp.	2.4%
Starbucks Corp.	2.3%
Wells Fargo & Co.	2.3%
Restaurant Brands International, Inc. (Canada)	2.2%
Top Ten as a Group	28.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Royalty Pharma PLC, Class A	3.6%
The Williams Cos., Inc.	3.5%
The PNC Financial Services Group, Inc.	3.5%
Texas Instruments, Inc.	3.0%
Chubb, Ltd. (Switzerland)	2.9%
Kinder Morgan, Inc.	2.4%
The Progressive Corp.	2.4%
Starbucks Corp.	2.3%
Wells Fargo & Co.	2.3%
Restaurant Brands International, Inc. (Canada)	2.2%
Top Ten as a Group	28.1%

C000050291 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class I
Trading Symbol	ARIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class I/ARIDX)	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 68,732,802
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 106,142
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$68,732,802
Total number of portfolio holdings	66
Net advisory fees paid	$106,142
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Royalty Pharma PLC, Class A	3.6%
The Williams Cos., Inc.	3.5%
The PNC Financial Services Group, Inc.	3.5%
Texas Instruments, Inc.	3.0%
Chubb, Ltd. (Switzerland)	2.9%
Kinder Morgan, Inc.	2.4%
The Progressive Corp.	2.4%
Starbucks Corp.	2.3%
Wells Fargo & Co.	2.3%
Restaurant Brands International, Inc. (Canada)	2.2%
Top Ten as a Group	28.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Royalty Pharma PLC, Class A	3.6%
The Williams Cos., Inc.	3.5%
The PNC Financial Services Group, Inc.	3.5%
Texas Instruments, Inc.	3.0%
Chubb, Ltd. (Switzerland)	2.9%
Kinder Morgan, Inc.	2.4%
The Progressive Corp.	2.4%
Starbucks Corp.	2.3%
Wells Fargo & Co.	2.3%
Restaurant Brands International, Inc. (Canada)	2.2%
Top Ten as a Group	28.1%

C000003037 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class N
Trading Symbol	ARDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class N/ARDEX)	$51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Net Assets	$ 68,732,802
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 106,142
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$68,732,802
Total number of portfolio holdings	66
Net advisory fees paid	$106,142
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Royalty Pharma PLC, Class A	3.6%
The Williams Cos., Inc.	3.5%
The PNC Financial Services Group, Inc.	3.5%
Texas Instruments, Inc.	3.0%
Chubb, Ltd. (Switzerland)	2.9%
Kinder Morgan, Inc.	2.4%
The Progressive Corp.	2.4%
Starbucks Corp.	2.3%
Wells Fargo & Co.	2.3%
Restaurant Brands International, Inc. (Canada)	2.2%
Top Ten as a Group	28.1%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Royalty Pharma PLC, Class A	3.6%
The Williams Cos., Inc.	3.5%
The PNC Financial Services Group, Inc.	3.5%
Texas Instruments, Inc.	3.0%
Chubb, Ltd. (Switzerland)	2.9%
Kinder Morgan, Inc.	2.4%
The Progressive Corp.	2.4%
Starbucks Corp.	2.3%
Wells Fargo & Co.	2.3%
Restaurant Brands International, Inc. (Canada)	2.2%
Top Ten as a Group	28.1%

C000003038 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class N
Trading Symbol	ARSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class N/ARSVX)	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Net Assets	$ 1,084,378,298
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 4,282,191
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$1,084,378,298
Total number of portfolio holdings	64
Net advisory fees paid	$4,282,191
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
CoreCivic, Inc.	3.6%
McGrath RentCorp	3.5%
GXO Logistics, Inc.	3.4%
ePlus, Inc.	3.0%
Asbury Automotive Group, Inc.	2.9%
Murphy USA, Inc.	2.7%
Genworth Financial, Inc.	2.5%
Assured Guaranty, Ltd. (Bermuda)	2.4%
PriceSmart, Inc.	2.3%
Top Ten as a Group	30.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
CoreCivic, Inc.	3.6%
McGrath RentCorp	3.5%
GXO Logistics, Inc.	3.4%
ePlus, Inc.	3.0%
Asbury Automotive Group, Inc.	2.9%
Murphy USA, Inc.	2.7%
Genworth Financial, Inc.	2.5%
Assured Guaranty, Ltd. (Bermuda)	2.4%
PriceSmart, Inc.	2.3%
Top Ten as a Group	30.7%

C000040086 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class I
Trading Symbol	ARSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class I/ARSIX)	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
Net Assets	$ 1,084,378,298
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 4,282,191
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$1,084,378,298
Total number of portfolio holdings	64
Net advisory fees paid	$4,282,191
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
CoreCivic, Inc.	3.6%
McGrath RentCorp	3.5%
GXO Logistics, Inc.	3.4%
ePlus, Inc.	3.0%
Asbury Automotive Group, Inc.	2.9%
Murphy USA, Inc.	2.7%
Genworth Financial, Inc.	2.5%
Assured Guaranty, Ltd. (Bermuda)	2.4%
PriceSmart, Inc.	2.3%
Top Ten as a Group	30.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
CoreCivic, Inc.	3.6%
McGrath RentCorp	3.5%
GXO Logistics, Inc.	3.4%
ePlus, Inc.	3.0%
Asbury Automotive Group, Inc.	2.9%
Murphy USA, Inc.	2.7%
Genworth Financial, Inc.	2.5%
Assured Guaranty, Ltd. (Bermuda)	2.4%
PriceSmart, Inc.	2.3%
Top Ten as a Group	30.7%

C000194568 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class Z
Trading Symbol	ARZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class Z/ARZMX)	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 1,084,378,298
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 4,282,191
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$1,084,378,298
Total number of portfolio holdings	64
Net advisory fees paid	$4,282,191
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
CoreCivic, Inc.	3.6%
McGrath RentCorp	3.5%
GXO Logistics, Inc.	3.4%
ePlus, Inc.	3.0%
Asbury Automotive Group, Inc.	2.9%
Murphy USA, Inc.	2.7%
Genworth Financial, Inc.	2.5%
Assured Guaranty, Ltd. (Bermuda)	2.4%
PriceSmart, Inc.	2.3%
Top Ten as a Group	30.7%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
CoreCivic, Inc.	3.6%
McGrath RentCorp	3.5%
GXO Logistics, Inc.	3.4%
ePlus, Inc.	3.0%
Asbury Automotive Group, Inc.	2.9%
Murphy USA, Inc.	2.7%
Genworth Financial, Inc.	2.5%
Assured Guaranty, Ltd. (Bermuda)	2.4%
PriceSmart, Inc.	2.3%
Top Ten as a Group	30.7%

C000194569 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class Z
Trading Symbol	ARSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class Z/ARSZX)	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 329,319,572
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,296,693
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$329,319,572
Total number of portfolio holdings	78
Net advisory fees paid	$1,296,693
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
BJ's Wholesale Club Holdings, Inc.	3.5%
McGrath RentCorp	3.2%
GXO Logistics, Inc.	3.1%
CoreCivic, Inc.	2.9%
AptarGroup, Inc.	2.6%
Lithia Motors, Inc.	2.5%
Murphy USA, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.2%
Genworth Financial, Inc.	2.2%
Top Ten as a Group	29.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
BJ's Wholesale Club Holdings, Inc.	3.5%
McGrath RentCorp	3.2%
GXO Logistics, Inc.	3.1%
CoreCivic, Inc.	2.9%
AptarGroup, Inc.	2.6%
Lithia Motors, Inc.	2.5%
Murphy USA, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.2%
Genworth Financial, Inc.	2.2%
Top Ten as a Group	29.0%

C000050292 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class I
Trading Symbol	ARIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class I/ARIMX)	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 329,319,572
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,296,693
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$329,319,572
Total number of portfolio holdings	78
Net advisory fees paid	$1,296,693
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
BJ's Wholesale Club Holdings, Inc.	3.5%
McGrath RentCorp	3.2%
GXO Logistics, Inc.	3.1%
CoreCivic, Inc.	2.9%
AptarGroup, Inc.	2.6%
Lithia Motors, Inc.	2.5%
Murphy USA, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.2%
Genworth Financial, Inc.	2.2%
Top Ten as a Group	29.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
BJ's Wholesale Club Holdings, Inc.	3.5%
McGrath RentCorp	3.2%
GXO Logistics, Inc.	3.1%
CoreCivic, Inc.	2.9%
AptarGroup, Inc.	2.6%
Lithia Motors, Inc.	2.5%
Murphy USA, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.2%
Genworth Financial, Inc.	2.2%
Top Ten as a Group	29.0%

C000046749 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class N
Trading Symbol	ARSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class N/ARSMX)	$65	1.28%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
Net Assets	$ 329,319,572
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,296,693
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$329,319,572
Total number of portfolio holdings	78
Net advisory fees paid	$1,296,693
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
BJ's Wholesale Club Holdings, Inc.	3.5%
McGrath RentCorp	3.2%
GXO Logistics, Inc.	3.1%
CoreCivic, Inc.	2.9%
AptarGroup, Inc.	2.6%
Lithia Motors, Inc.	2.5%
Murphy USA, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.2%
Genworth Financial, Inc.	2.2%
Top Ten as a Group	29.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
White Mountains Insurance Group, Ltd.	4.4%
BJ's Wholesale Club Holdings, Inc.	3.5%
McGrath RentCorp	3.2%
GXO Logistics, Inc.	3.1%
CoreCivic, Inc.	2.9%
AptarGroup, Inc.	2.6%
Lithia Motors, Inc.	2.5%
Murphy USA, Inc.	2.4%
Assured Guaranty, Ltd. (Bermuda)	2.2%
Genworth Financial, Inc.	2.2%
Top Ten as a Group	29.0%

C000092914 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	ACWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class N/ACWDX)	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 41,654,243
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 74,002
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$41,654,243
Total number of portfolio holdings	85
Net advisory fees paid	$74,002
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	3.4%
Advanced Energy Industries, Inc.	3.1%
API Group Corp.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
ITT, Inc.	2.4%
Jabil, Inc.	2.3%
Sterling Infrastructure, Inc.	2.2%
Burlington Stores, Inc.	2.2%
Powell Industries, Inc.	2.2%
Entegris, Inc.	2.1%
Top Ten as a Group	25.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Comfort Systems USA, Inc.	3.4%
Advanced Energy Industries, Inc.	3.1%
API Group Corp.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
ITT, Inc.	2.4%
Jabil, Inc.	2.3%
Sterling Infrastructure, Inc.	2.2%
Burlington Stores, Inc.	2.2%
Powell Industries, Inc.	2.2%
Entegris, Inc.	2.1%
Top Ten as a Group	25.0%

C000101741 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	ACWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class I/ACWIX)	$46	0.87%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
Net Assets	$ 41,654,243
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 74,002
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$41,654,243
Total number of portfolio holdings	85
Net advisory fees paid	$74,002
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	3.4%
Advanced Energy Industries, Inc.	3.1%
API Group Corp.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
ITT, Inc.	2.4%
Jabil, Inc.	2.3%
Sterling Infrastructure, Inc.	2.2%
Burlington Stores, Inc.	2.2%
Powell Industries, Inc.	2.2%
Entegris, Inc.	2.1%
Top Ten as a Group	25.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Comfort Systems USA, Inc.	3.4%
Advanced Energy Industries, Inc.	3.1%
API Group Corp.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
ITT, Inc.	2.4%
Jabil, Inc.	2.3%
Sterling Infrastructure, Inc.	2.2%
Burlington Stores, Inc.	2.2%
Powell Industries, Inc.	2.2%
Entegris, Inc.	2.1%
Top Ten as a Group	25.0%

C000230346 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	ACWZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class Z/ACWZX)	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 41,654,243
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 74,002
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$41,654,243
Total number of portfolio holdings	85
Net advisory fees paid	$74,002
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	3.4%
Advanced Energy Industries, Inc.	3.1%
API Group Corp.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
ITT, Inc.	2.4%
Jabil, Inc.	2.3%
Sterling Infrastructure, Inc.	2.2%
Burlington Stores, Inc.	2.2%
Powell Industries, Inc.	2.2%
Entegris, Inc.	2.1%
Top Ten as a Group	25.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Comfort Systems USA, Inc.	3.4%
Advanced Energy Industries, Inc.	3.1%
API Group Corp.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
ITT, Inc.	2.4%
Jabil, Inc.	2.3%
Sterling Infrastructure, Inc.	2.2%
Burlington Stores, Inc.	2.2%
Powell Industries, Inc.	2.2%
Entegris, Inc.	2.1%
Top Ten as a Group	25.0%

C000194575 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class Z
Trading Symbol	ARRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class Z/ARRZX)	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 47,887,973
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 99,786
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$47,887,973
Total number of portfolio holdings	31
Net advisory fees paid	$99,786
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	6.0%
CRH PLC (Ireland)	4.8%
BJ's Wholesale Club Holdings, Inc.	4.6%
Lithia Motors, Inc.	4.2%
The Kroger Co.	4.0%
McGrath RentCorp	4.0%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.9%
AptarGroup, Inc.	3.8%
Mid-America Apartment Communities, Inc., REIT	3.8%
GXO Logistics, Inc.	3.7%
Top Ten as a Group	42.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	6.0%
CRH PLC (Ireland)	4.8%
BJ's Wholesale Club Holdings, Inc.	4.6%
Lithia Motors, Inc.	4.2%
The Kroger Co.	4.0%
McGrath RentCorp	4.0%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.9%
AptarGroup, Inc.	3.8%
Mid-America Apartment Communities, Inc., REIT	3.8%
GXO Logistics, Inc.	3.7%
Top Ten as a Group	42.8%

C000161967 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class I
Trading Symbol	AFAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class I/AFAVX)	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 47,887,973
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 99,786
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$47,887,973
Total number of portfolio holdings	31
Net advisory fees paid	$99,786
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	6.0%
CRH PLC (Ireland)	4.8%
BJ's Wholesale Club Holdings, Inc.	4.6%
Lithia Motors, Inc.	4.2%
The Kroger Co.	4.0%
McGrath RentCorp	4.0%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.9%
AptarGroup, Inc.	3.8%
Mid-America Apartment Communities, Inc., REIT	3.8%
GXO Logistics, Inc.	3.7%
Top Ten as a Group	42.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	6.0%
CRH PLC (Ireland)	4.8%
BJ's Wholesale Club Holdings, Inc.	4.6%
Lithia Motors, Inc.	4.2%
The Kroger Co.	4.0%
McGrath RentCorp	4.0%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.9%
AptarGroup, Inc.	3.8%
Mid-America Apartment Communities, Inc., REIT	3.8%
GXO Logistics, Inc.	3.7%
Top Ten as a Group	42.8%

C000161968 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class N
Trading Symbol	ARRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class N/ARRFX)	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 47,887,973
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 99,786
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$47,887,973
Total number of portfolio holdings	31
Net advisory fees paid	$99,786
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	6.0%
CRH PLC (Ireland)	4.8%
BJ's Wholesale Club Holdings, Inc.	4.6%
Lithia Motors, Inc.	4.2%
The Kroger Co.	4.0%
McGrath RentCorp	4.0%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.9%
AptarGroup, Inc.	3.8%
Mid-America Apartment Communities, Inc., REIT	3.8%
GXO Logistics, Inc.	3.7%
Top Ten as a Group	42.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	6.0%
CRH PLC (Ireland)	4.8%
BJ's Wholesale Club Holdings, Inc.	4.6%
Lithia Motors, Inc.	4.2%
The Kroger Co.	4.0%
McGrath RentCorp	4.0%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.9%
AptarGroup, Inc.	3.8%
Mid-America Apartment Communities, Inc., REIT	3.8%
GXO Logistics, Inc.	3.7%
Top Ten as a Group	42.8%